Related Party Transactions - Summary of Large Exposures to Credit Risk (Details) $ in Thousands	Dec. 31, 2024 ARS ($)
Banco de Galicia y Bs.As. S.A.U.
Disclosure of related party transactions [line items]
Ratio with respect to Tier 1 Capital	0.50%
Large exposures to credit risk	$ 17,341,023
Banco GGAL S.A.
Disclosure of related party transactions [line items]
Ratio with respect to Tier 1 Capital	0.04%
Large exposures to credit risk	$ 538,132